UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, Ca 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $962.20 $0.00 $1,024.79 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,057.90 $0.00 $1,024.79 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $965.40 $0.00 $1,024.79 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $994.90 $0.00 $1,024.79 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.51 $9.82 $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.18 0.35 0.33 0.05
Net realized and unrealized gains (losses) ........................ (0.57) 0.69 (0.31) 0.26
Total from investment operations ................................. (0.39) 1.04 0.02 0.31
Less distributions from:
Net investment income ....................................... (0.18) (0.35) (0.33) (0.05)
Net realized gains .......................................... — — (0.13) —
Total distributions ............................................ (0.18) (0.35) (0.46) (0.05)
Net asset value, end of period ................................... $9.94 $10.51 $9.82 $10.26
Total return
d
................................................ (3.78)% 10.75% 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 2.08% 3.11% 4.23% 3.74%
Expenses net of waiver and payments by affiliates .................... —%
f
—%
f
—%
f
—%
Net investment income ........................................ 3.48% 3.44% 3.38% 1.87%
Supplemental data
Net assets, end of period (000’s) ................................. $3,321 $3,512 $2,986 $4,028
Portfolio turnover rate ......................................... 4.24% 2.74% 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fai r value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2022
Franklin Templeton SMACS: Series CH
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 33 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
California 99.3%
a
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... $ 200,000 $ 206,366
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 100,000 107,242
California Municipal Finance Authority ,
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 111,613
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 136,370
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 144,526
a
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 54,646
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 142,923
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 107,207
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 116,333
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 292,779
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 103,433
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 206,491
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 2 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 130,000 145,317
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 75,000 83,803
City of Roseville ,
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 139,389
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 145,199
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 133,427
a
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 121,541
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 194,695
River Islands Public Financing Authority , Community Facilities District No. 2021-1 ,
Special Tax , 2021 , 4% , 9/01/51 ....................................... 140,000 145,003
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 141,977
Tracy Community Facilities District , City of Tracy Community Facilities District No.
2016-01 , Special Tax , 2018 , 5% , 9/01/48 ................................ 110,000 121,269
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 185,000 197,567
3,299,116
Total Municipal Bonds (Cost $3,283,081) .......................................
3,299,116
a a a a
a
Total Investments (Cost $3,283,081) 99.3% .....................................
$3,299,116
Other Assets, less Liabilities 0.7% .............................................
22,301
Net Assets 100.0% ...........................................................
$3,321,417

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $1,121,626, representing 33.8% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.77 $10.15 $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.14 0.35 0.36 0.10
Net realized and unrealized gains (losses) ........................ 0.53 2.72 (0.19) 0.63
Total from investment operations ................................. 0.67 3.07 0.17 0.73
Less distributions from:
Net investment income ....................................... (0.42) (0.45) (0.49) (0.04)
Net realized gains .......................................... (0.71) — (0.22) —
Total distributions ............................................ (1.13) (0.45) (0.71) (0.04)
Net asset value, end of period ................................... $12.31 $12.77 $10.15 $10.69
Total return
d
................................................ 5.79% 30.95% 1.77% 7.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.81% 2.19% 2.85% 4.76%
Expenses net of waiver and payments by affiliates .................... —% —%
f
—%
f
—%
Net investment income ........................................ 2.27% 3.05% 3.48% 4.11%
Supplemental data
Net assets, end of period (000’s) ................................. $4,664 $5,155 $3,847 $3,959
Portfolio turnover rate ......................................... 31.16% 49.90% 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2022
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 49.9%
Beverages 1.0%
PepsiCo, Inc. ........................................ United States 285 $ 46,666
Biotechnology 0.8%
AbbVie, Inc. ......................................... United States 260 38,420
Chemicals 1.5%
Huntsman Corp. ...................................... United States 1,750 70,770
Diversified Telecommunication Services 2.4%
BCE, Inc. ........................................... Canada 2,150 112,906
Electric Utilities 8.3%
Constellation Energy Corp. .............................. United States 333 15,311
Duke Energy Corp. .................................... United States 2,000 200,820
Exelon Corp. ......................................... United States 1,000 42,560
Southern Co. (The) .................................... United States 2,000 129,540
388,231
Health Care Providers & Services 1.1%
CVS Health Corp. ..................................... United States 500 51,825
Industrial Conglomerates 3.4%
Siemens AG ......................................... Germany 1,123 158,176
Insurance 1.5%
MetLife, Inc. ......................................... United States 1,000 67,550
Internet & Direct Marketing Retail 2.6%
a
Amazon.com, Inc. ..................................... United States 40 122,850
Metals & Mining 1.0%
Rio Tinto plc, ADR ..................................... Australia 600 47,148
Multi-Utilities 3.3%
Dominion Energy, Inc. .................................. United States 1,400 111,342
DTE Energy Co. ...................................... United States 350 42,556
153,898
Oil, Gas & Consumable Fuels 3.0%
TotalEnergies SE, ADR ................................. France 2,800 141,484
Pharmaceuticals 10.1%
Bristol-Myers Squibb Co. ................................ United States 3,700 254,079
Novartis AG ......................................... Switzerland 1,230 108,095
Roche Holding AG .................................... Switzerland 280 106,034
468,208
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc. ................................... United States 600 96,174
Texas Instruments, Inc. ................................. United States 400 67,996
164,170
Specialty Retail 3.1%
Home Depot, Inc. (The) ................................. United States 450 142,124
Tobacco 3.3%
Philip Morris International, Inc. ........................... United States 1,500 151,605
Total Common Stocks (Cost $1,901,014) .......................................
2,326,031

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities 42.5%
Automobiles 2.0%
c
Bank of America Corp. into Ford Motor Co., 144A, 12%, 12/07/22 . United States 5,000 $ 93,503
Banks 4.7%
c
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 3,000 125,218
c
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 650 94,319
219,537
Biotechnology 2.2%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 725 104,981
Capital Markets 2.9%
c
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. United States 6,500 134,890
Communications Equipment 1.9%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 1,600 90,527
Energy Equipment & Services 3.8%
c
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 5,000 178,484
Health Care Equipment & Supplies 2.2%
c
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 1,000 103,394
Insurance 2.8%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 2,000 128,317
Media 2.6%
c
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 2,500 119,373
Metals & Mining 4.8%
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 3,000 114,678
c
National Bank of Canada into Rio Tinto plc, 144A, 12.5%, 7/28/22 . Australia 1,400 109,096
223,774
Oil, Gas & Consumable Fuels 2.9%
c
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 1,200 133,858
Semiconductors & Semiconductor Equipment 7.0%
c
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 2,000 98,861
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 630 113,002
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 800 115,687
327,550
Software 2.7%
c
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 550 126,827
Total Equity-Linked Securities (Cost $1,969,837) ................................
1,985,015
Convertible Preferred Stocks 8.2%
Electric Utilities 5.8%
American Electric Power Co., Inc., 6.125% .................. United States 2,300 120,796
NextEra Energy, Inc., 6.219% ............................ United States 3,000 150,300
271,096

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Machinery 2.4%
RBC Bearings, Inc., 5%, A ............................... United States 1,100 $ 111,078
Total Convertible Preferred Stocks (Cost $368,060) ..............................
382,174
Total Long Term Investments (Cost $4,238,911) .................................
4,693,220
a
Short Term Investments 4.6%
a a
Country Shares
a
Value
a
Money Market Funds 4.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 215,493 215,493
Total Money Market Funds (Cost $215,493) .....................................
215,493
Total Short Term Investments (Cost $215,493 ) ..................................
215,493
a
Total Investments (Cost $4,454,404) 105.2% ....................................
$4,908,713
Other Assets, less Liabilities (5.2)% ...........................................
(244,912)
Net Assets 100.0% ...........................................................
$4,663,801
See Abbreviations on page 33 .
a
Non-income producing.
b
See Note 1(c) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $1,985,015, representing 42.6% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.57 $9.75 $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.15 0.32 0.30 0.04
Net realized and unrealized gains (losses) ........................ (0.51) 0.82 (0.34) 0.09
Total from investment operations ................................. (0.36) 1.14 (0.04) 0.13
Less distributions from:
Net investment income ....................................... (0.15) (0.32) (0.30) (0.04)
Net asset value, end of period ................................... $10.06 $10.57 $9.75 $10.09
Total return
d
................................................ (3.46)% 11.88%
e
(0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 2.46% 3.44% 3.91% 3.85%
Expenses net of waiver and payments by affiliates .................... —%
g
—%
g
—%
g
—%
Net investment income ........................................ 2.87% 3.16% 3.10% 1.69%
Supplemental data
Net assets, end of period (000’s) ................................. $3,352 $3,187 $2,941 $3,042
Portfolio turnover rate ......................................... 6.22% 5.37% 4.93% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is 11.78% for the year ended August 31, 2021 and (0.38)% for the year ended August 31,
2020. See Note 3e.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2022
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Management Investment Companies 26.9%
Capital Markets 26.9%
a
Franklin Dynamic Municipal Bond ETF ................................... 35,000 $ 902,300
Total Management Investment Companies (Cost $889,963) .......................
902,300
Principal
Amount
a a a a
Municipal Bonds 64.6%
California 4.2%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 141,977
Colorado 11.2%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 103,564
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 110,151
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 159,761
373,476
Connecticut 3.1%
b
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 103,633
Florida 7.0%
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 95,332
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 75,000 76,960
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 60,267
232,559
Indiana 3.4%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 114,713
Louisiana 7.6%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 112,778
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 141,915
254,693
Maryland 3.0%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 100,158
Minnesota 3.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 108,392
Pennsylvania 3.3%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , Refunding , 5% , 5/01/32 ........................................ 100,000 111,575
Texas 6.6%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 99,042
b
New Hope Cultural Education Facilities Finance Corp. , CityScape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 122,452
221,494

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 3.1%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... $ 100,000 $ 104,933
Wisconsin 4.1%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 137,439
U.S. Territories 4.8%
District of Columbia 4.8%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 158,867
Total Municipal Bonds (Cost $2,133,515) .......................................
2,163,909
Total Long Term Investments (Cost $3,023,478) .................................
3,066,209
a
a a a a
a
Total Investments (Cost $3,023,478) 91.5% .....................................
$3,066,209
Other Assets, less Liabilities 8.5% .............................................
285,935
Net Assets 100.0% ...........................................................
$3,352,144
See Abbreviations on page 33 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $921,147, representing 27.5% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $9.73 $8.95 $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.34 0.66 0.64 0.19
Net realized and unrealized gains (losses) ........................ (0.40) 0.78 (1.10) 0.04
Total from investment operations ................................. (0.06) 1.44 (0.46) 0.23
Less distributions from:
Net investment income ....................................... (0.40) (0.66) (0.71) (0.11)
Net asset value, end of period ................................... $9.27 $9.73 $8.95 $10.12
Total return
d
................................................ (0.51)% 16.48% (4.51)% 2.25%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 2.34% 3.10% 3.55% 5.96%
Expenses net of waiver and payments by affiliates .................... —% —%
f
—%
f
—%
Net investment income ........................................ 7.23% 7.01% 6.98% 7.61%
Supplemental data
Net assets, end of period (000’s) ................................. $4,056 $3,699 $3,506 $3,774
Portfolio turnover rate ......................................... 31.29% 32.50% 43.24% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Statement of Investments (unaudited), February 28, 2022
Franklin Templeton SMACS: Series I
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 96.3%
Airlines 2.5%
a
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ................. $ 100,000 $ 100,364
Auto Components 2.3%
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 100,000 92,875
Automobiles 2.9%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
100,000 116,062
Chemicals 2.3%
a
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 100,000 94,131
Commercial Services & Supplies 2.2%
a
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......................... 100,000 89,811
Communications Equipment 2.2%
a
CommScope Technologies LLC ,
Senior Bond, 144A, 5%, 3/15/27 ....................................... 50,000 44,647
Senior Note , 144A, 6%, 6/15/25 ....................................... 47,000 46,025
90,672
Containers & Packaging 3.9%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 160,000 157,486
Diversified Financial Services 3.6%
a
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 .................................... 75,000 67,771
Senior Secured Note, 144A, 5.5%, 9/01/28 ............................... 80,000 77,741
145,512
Energy Equipment & Services 6.0%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 100,000 101,699
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 135,000 139,931
241,630
Health Care Equipment & Supplies 3.5%
a
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 .............. 150,000 143,460
Health Care Providers & Services 24.4%
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 50,000 46,562
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 393,334
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 155,838
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 183,739
a
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........................... 60,000 57,623
a
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .................. 150,000 152,107
989,203
Hotels, Restaurants & Leisure 5.5%
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 100,000 95,318
a
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 ........................ 50,000 51,567
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 75,000 76,147
223,032
Independent Power and Renewable Electricity Producers 2.5%
a,b
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN thereafter , Perpetual .... 100,000 99,406

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media 13.1%
a
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% , 4/15/28 ......... $ 150,000 $ 156,900
a
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior Secured Note ,
144A, 5.375% , 8/15/26 .............................................. 100,000 41,172
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior Secured Note , 144A,
5.875% , 8/15/27 ................................................... 100,000 100,125
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 ......................................... 110,000 111,081
Senior Note, 5.875%, 11/15/24 ........................................ 60,000 60,060
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 60,000 60,464
529,802
Metals & Mining 1.8%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 ............. 66,000 73,341
Oil, Gas & Consumable Fuels 5.1%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 50,000 52,711
Senior Note, 144A, 8.125%, 1/15/27 .................................... 100,000 99,417
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
50,000 56,632
208,760
Pharmaceuticals 9.4%
a
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 ............... 100,000 103,573
a
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 1/30/28 ....................................... 80,000 67,136
Senior Secured Note, 144A, 6.125%, 2/01/27 ............................. 100,000 100,955
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 110,000 110,308
381,972
Software 1.8%
a
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...................... 80,000 74,328
Trading Companies & Distributors 1.3%
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. 50,000 52,423
Total Corporate Bonds (Cost $3,813,825) .......................................
3,904,270
Shares
Escrows and Litigation Trusts 2.5%
a,c
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 103,633
Total Escrows and Litigation Trusts (Cost $100,000) .............................
103,633
Total Long Term Investments (Cost $3,913,825) .................................
4,007,903
a
a a a a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.3%
a a
Shares
a
Value
a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 11,711 $ 11,711
Total Money Market Funds (Cost $11,711) ......................................
11,711
Total Short Term Investments (Cost $11,711 ) ....................................
11,711
a
Total Investments (Cost $3,925,536) 99.1% .....................................
$4,019,614
Other Assets, less Liabilities 0.9% .............................................
36,404
Net Assets 100.0% ...........................................................
$4,056,018
See A bbreviations on page 33 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $3,664,068, representing 90.3% of net assets.
b
Perpetual security with no stated maturity date.
c
Non-income producing.
d
See Note
3
(
d
) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $3,283,081 $4,238,911 $2,133,515 $3,913,825
Cost - Non-controlled affiliates (Note 3 d ) ..... — 215,493 889,963 11,711
Value - Unaffiliated issuers ............... $3,299,116 $4,693,220 $2,163,909 $4,007,903
Value - Non-controlled affiliates (Note 3 d ) .... — 215,493 902,300 11,711
Cash ................................. 37,378 — 312,584 —
Receivables:
Investment securities sold ................ — 2,608 — —
Dividends and interest .................. 50,821 8,132 25,818 83,541
Affiliates ............................. 35 7,201 8,182 7,822
Total assets ....................... 3,387,350 4,926,654 3,412,793 4,110,977
Liabilities:
Payables:
Investment securities purchased ........... — 215,276 — —
Capital shares redeemed ................ 844 — — —
Transfer agent fees ..................... — — 41 49
Reports to shareholders fees ............. 5,085 5,387 5,210 5,741
Registration and filing fees ............... 4,884 4,871 5,032 5,118
Professional fees ...................... 36,200 33,544 38,033 40,717
Trustees' fees and expenses .............. 539 536 539 538
Affiliates ............................. 6,129 — — —
Distributions to shareholders .............. 8,479 — 8,316 —
Accrued expenses and other liabilities ........ 3,773 3,239 3,478 2,796
Total liabilities ...................... 65,933 262,853 60,649 54,959
Net assets, at value .............. $3,321,417 $4,663,801 $3,352,144 $4,056,018
Net assets consist of:
Paid-in capital .......................... $3,320,057 $3,775,859 $3,337,417 $4,376,689
Total distributable earnings (losses) .......... 1,360 887,942 14,727 (320,671)
Net assets, at value .............. $3,321,417 $4,663,801 $3,352,144 $4,056,018
Shares outstanding ...................... 334,255 378,993 333,207 437,389
Net asset value per share ................. $9.94 $12.31 $10.06 $9.27

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended Februaury 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $1,844, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $55,777 $— $—
Non-controlled affiliates (Note 3 d ) .......... — 4 8,881 3
Interest:
Unaffiliated issuers ..................... 59,533 — 38,781 137,201
Other income
a
.......................... — 49 1,385 34
Total investment income ................ 59,533 55,830 49,047 137,238
Expenses:
Transfer agent fees (Note 3 c ) ............... 399 535 362 422
Custodian fees (Note 4 ) ................... 9 471 5 460
Reports to shareholders fees ............... 2,678 2,737 2,683 2,860
Registration and filing fees ................. 11,875 12,259 11,690 11,799
Professional fees ........................ 15,278 23,051 21,654 24,284
Trustees' fees and expenses ............... 553 557 553 554
Other ................................. 4,888 5,100 5,121 4,020
Total expenses ...................... 35,680 44,710 42,068 44,399
Expense reductions (Note 4 ) ............ (8) — (8) —
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (35,672) (44,710) (42,060) (44,399)
Net expenses ...................... — — — —
Net investment income ............. 59,533 55,830 49,047 137,238
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 6,562 658,458 — 75,973
Written options ........................ — 6,212 — —
Foreign currency transactions ............. — (656) — —
Net realized gain (loss) ............... 6,562 664,014 — 75,973
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (197,522) (439,305) (125,298) (237,015)
Non-controlled affiliates (Note 3 d ) ........ — — (43,225) —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 661 — —
Written options ........................ — (4,900) — —
Net change in unrealized appreciation
(depreciation) ...................... (197,522) (443,544) (168,523) (237,015)
Net realized and unrealized gain (loss) ......... (190,960) 220,470 (168,523) (161,042)
Net increase (decrease) in net assets resulting from
operations ............................... $(131,427) $276,300 $(119,476) $(23,804)
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $59,533 $107,985 $55,830 $139,864
Net realized gain (loss) ............ 6,562 1,402 664,014 426,852
Net change in unrealized appreciation
(depreciation) ................. (197,522) 204,455 (443,544) 664,365
Net increase (decrease) in net
assets resulting from operations . (131,427) 313,842 276,300 1,231,081
Distributions to shareholders ......... (59,124) (107,444) (440,219) (179,313)
Capital share transactions (Note 2 ) ..... — 320,057 (326,925) 255,674
Net increase (decrease) in net
assets ..................... (190,551) 526,455 (490,844) 1,307,442
Net assets:
Beginning of period ................ 3,511,968 2,985,513 5,154,645 3,847,203
End of period ..................... $3,321,417 $3,511,968 $4,663,801 $5,154,645

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $49,047 $97,380 $137,238 $251,817
Net realized gain (loss) ............ — (2,349) 75,973 30,621
Net change in unrealized appreciation
(depreciation) ................. (168,523) 248,269 (237,015) 259,029
Net increase (decrease) in net
assets resulting from operations . (119,476) 343,300 (23,804) 541,467
Distributions to shareholders ......... (49,005) (97,329) (160,762) (249,849)
Capital share transactions (Note 2 ) ..... 333,501 — 541,764 (99,271)
Net increase (decrease) in net
assets ..................... 165,020 245,971 357,198 192,347
Net assets:
Beginning of period ................ 3,187,124 2,941,153 3,698,820 3,506,473
End of period ..................... $3,352,144 $3,187,124 $4,056,018 $3,698,820

Franklin Strategic Series

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to

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Notes to Financial Statements (unaudited)

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Semiannual Report
the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
c. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2022
Shares sold ................................... — $— 10,645 $125,719
Shares issued in reinvestment of distributions .......... 521 5,356 13,252 157,244
Shares redeemed ............................... (521) (5,356) (48,575) (609,888)
Net increase (decrease) .......................... — $— (24,678) $(326,925)
Year ended August 31, 2021
Shares sold
a
................................... 30,277 $320,057 18,685 $189,286
Shares issued in reinvestment of distributions .......... 67 702 5,873 66,388
Shares redeemed ............................... (67) (702) — —
Net increase (decrease) .......................... 30,277 $320,057 24,558 $255,674
Franklin Templeton SMACS:
Series H
a
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2022
Shares sold
a
................................... 31,188 $329,039 50,646 $481,277
Shares issued in reinvestment of distributions .......... 432 4,462 6,417 60,487
Net increase (decrease) .......................... 31,620 $333,501 57,063 $541,764
Year ended August 31, 2021
Shares issued in reinvestment of distributions .......... — $— 9,035 $84,848
Shares redeemed ............................... — — (20,526) (184,119)
Net increase (decrease) .......................... — $— (11,491) $(99,271)
a
During the year ended August 31, 2021 there were no transactions of the Fund's shares.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended February 28, 2022, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $399 $535 $362 $422 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ — $ 1,488,714 $ (1,273,221) $ — $ — $ 215,493 215,493 $ 4
Total Affiliated Securities ... $— $1,488,714 $(1,273,221) $— $— $215,493 $4
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $ 945,525 $ — $ — $ — $ (43,225) $ 902,300 35,000 $ 8,881
Total Affiliated Securities ... $945,525 $— $— $— $(43,225) $902,300 $8,881
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 28, 2022, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At February 28, 2022, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended February 28, 2022 the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 1,888 $ 1,164,132 $ (1,154,309) $ — $ — $ 11,711 11,711 $ 3
Total Affiliated Securities ... $1,888 $1,164,132 $(1,154,309) $— $— $11,711 $3
Shares
Percentage of
Outstanding Shares
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 90.9%
Franklin Templeton SMACS: Series E
Franklin Advisers, Inc. 128,993 34.0%
Franklin Resources, Inc. 250,000 66.0%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 90.5%
Franklin Templeton SMACS: Series I
Franklin Advisers, Inc. 187,389 42.8%
Franklin Resources, Inc. 250,000 57.2%
a
Investment activities of significant shareholders could have a material impact on the Fund.
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2021, the capital loss carryforwards were as follows:
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 28, 2022, were as follows:
7. Credit Risk
At February 28, 2022, the Franklin Templeton SMACS: Series CH, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I had 64.7%, 69.8% and 97.2%, respectively, of their portfolio invested in high yield, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 22,499 $ — $ 21,887 $ 485,986
Long term ............................. — — 2,349 —
Total capital loss carryforwards ............ $22,499 $— $24,236 $485,986
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $3,281,795 $4,473,268 $3,023,327 $3,929,233
Unrealized appreciation ..................... $86,065 $556,686 $63,505 $185,681
Unrealized depreciation ..................... (68,744) (121,241) (20,623) (95,300)
Net unrealized appreciation (depreciation) ....... $17,321 $435,445 $42,882 $90,381
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $181,175 $1,513,468 $399,767 $1,681,860
Sales .................................. $145,056 $2,090,824 $200,000 $1,190,205

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Other Derivative Information
For the period ended February 28, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended February 28, 2022, the average month end notional amount of options represented 743.
See Note 1(b) regarding derivative financial instruments.
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $6,212 Written options $(4,900)
Total ....................... $6,212 $(4,900)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2022, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
12. Credit Facility
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Municipal Bonds ......................... $ — $ 3,299,116 $ — $ 3,299,116
Total Investments in Securities ........... $— $3,299,116 $— $3,299,116
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Beverages ........................... 46,666 — — 46,666
Biotechnology ......................... 38,420 — — 38,420
Chemicals ........................... 70,770 — — 70,770
Diversified Telecommunication Services ..... 112,906 — — 112,906
Electric Utilities ........................ 388,231 — — 388,231
Health Care Providers & Services .......... 51,825 — — 51,825
Industrial Conglomerates ................ — 158,176 — 158,176
Insurance ............................ 67,550 — — 67,550
Internet & Direct Marketing Retail .......... 122,850 — — 122,850
Metals & Mining ....................... 47,148 — — 47,148
Multi-Utilities .......................... 153,898 — — 153,898
Oil, Gas & Consumable Fuels ............. 141,484 — — 141,484
Pharmaceuticals ....................... 254,079 214,129 — 468,208
Semiconductors & Semiconductor Equipment . 164,170 — — 164,170
Specialty Retail ........................ 142,124 — — 142,124
Tobacco ............................. 151,605 — — 151,605
Equity-Linked Securities ................... — 1,985,015 — 1,985,015
Convertible Preferred Stocks ............... 382,174 — — 382,174
Short Term Investments ................... 215,493 — — 215,493
Total Investments in Securities ........... $2,551,393 $2,357,320
a
$— $4,908,713
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
Management Investment Companies ......... 902,300 — — 902,300
Municipal Bonds ......................... — 2,163,909 — 2,163,909
Total Investments in Securities ........... $902,300 $2,163,909 $— $3,066,209
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 3,904,270 — 3,904,270
Escrows and Litigation Trusts ............... — 103,633 — 103,633
Short Term Investments ................... 11,711 — — 11,711
Total Investments in Securities ........... $11,711 $4,007,903 $— $4,019,614
a
Includes foreign securities valued at $372,305, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Statement of Investments.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation

Franklin Strategic Series
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________

Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022